Other Balance Sheet Components - Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Prepaid expenses and other current assets:
Rental and other deposits		$ 684	$ 2,233
Deductible value-added taxes		4,539
Prepayment for investments		106,256	20,881
Advertising prepayment		4,575	3,959
Prepayment to outsourced service providers		4,730	5,369
Amounts deposited by users	[1]	30,631	25,277
Content fees		11,021	7,393
Others		6,385	4,121
Prepaid expenses and other current assets		$ 168,821	$ 69,233

[1]	Weibo wallet enables users to conduct interest-generation activities on Weibo, such as handing out "red envelopes" and coupons to users and purchase different types of products and services on Weibo, including those offered by the Group, such as marketing services and VIP membership, and those offered by Weibo’s platform partners, such as e-commerce merchandises, financial products and virtual gifts. Amounts deposited by users primarily represent the receivables temporarily held in Weibo’s account on a third party online payment platform for Weibo wallet users. Amounts due to users represent the balances that are payable on demand to Weibo wallet users and therefore are reflected as current liability on the consolidated balance sheets.